Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 - Significant Accounting Policies

A.	Statement of Compliance with International Financial Reporting Standards (IFRS)

The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter: “IFRS”) as issued by the International Accounting Standards Board (IASB).

B.	Classifications

The Company made a number of insignificant adjustments to the classification of comparative figures in order to adjust them to the manner of classification in the current financial statements. The said classifications have no effect on the total profit (loss).

C.	Operating cycle period

The Group’s operating cycle period is 12 months.

D.	Foreign currency

(1)	Functional currency and presentation currency

The financial statements of each of the Group’s subsidiaries were prepared in the currency of the main economic environment in which it operates (hereinafter: the “Functional Currency”). For the purpose of consolidating the financial statements, results and financial position of each of the Group’s member companies are translated into the NIS, which is the Company’s functional currency. The Group’s consolidated financial statements are presented in USD. For details regarding the exchange rates, and changes thereto, during the presented periods, see Note 2, section X.

(2)	Translation of transactions in currencies other than the functional currency:

In preparing the financial statements of each of the Group’s member companies, transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

(3)	Method for recording exchange differences

Exchange differences are recognized under profit or loss during the period in when they arose, except for exchange differences in respect of monetary items receivable or payable from foreign operations, the settlement of which is not planned or expected, and which therefore constitute a part of a net investment in a foreign operation. These exchange differences are recognized under other comprehensive income, under the item for “exchange differences due to translation of foreign operations”, and are carried to the statement of income upon the realization of the net investment in the foreign operation, and upon loss of control, joint control, or significant influence of the foreign operation.

Exchange differences are classified under profit and loss in the items for finance income and expenses.

When the settlement of loans which were provided to a foreign operation by the Group is not planned or expected in the foreseeable future, profit and loss from exchange differences due to these monetary items are included as part of the investment in foreign operations, net, recognized under other comprehensive income, and presented under equity as part of “exchange differences due to translation of foreign operations”.

Exchange differences pertaining to properties under construction for the purpose of producing electricity in the future are included under the cost of those assets, in cases where they constitute an adjustment to the interest costs on credit in foreign currency (for details regarding the Group’s accounting policy regarding the capitalization of borrowing costs, see Note 2I(4).

(4)	Translation of financial statements of investees whose functional currency is different from the Company’s functional currency

For the purpose of presenting the consolidated financial statements, the assets and liabilities of foreign operations, including attributable excess costs, are presented are presented according to the exchange rate which was in effect as of the end of the reporting period. Income and expense items are translated according to the average exchange rates during the reporting period, unless there was significant volatility in exchange rates during that period. In that case, these items are translated according to the exchange rates on the dates when the transactions were executed, and the attributable translation differences are recognized under other comprehensive income, in the item for “exchange differences due to translation of foreign operations”. These exchange differences are classified under the statement of income on the date of realization of the foreign operation for which the translation differences arose, and upon loss of control, joint control or significant influence of the foreign operation. In case of partial realization of a subsidiary which includes a foreign operation, which does not involve loss of control, a proportional part of the cumulative total of exchange differences which were recognized under other comprehensive income is re-attributed to non-controlling interests in that foreign operation.

The financial statements of a foreign operation which is not directly held are translated to the NIS using the consolidation in stages method, in which the financial statements of the foreign operation are first translated to the functional currency of the direct parent company, and are then translated to the functional currency of the ultimate parent company. Therefore, upon the realization of a foreign operation which is not directly held, the Group re-classifies to the statement of income the cumulative amount in respect of which translation differences arose, according to the amount which would have been created had the foreign operation been translated directly into NIS.

(5)	Hedge of net investment in foreign operation

The Group applies hedge accounting to foreign currency differences arising between the functional currency of the foreign operation and the Company’s functional currency (NIS), regardless of whether the net investment is held directly or through an investee company.

Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income to the extent that the hedge is effective, and are presented within equity as part of the translation reserve. To the extent that the hedge is ineffective, such differences are recognized in profit or loss. When the hedged part of a net investment is disposed of, the relevant amount in the translation reserve is transferred to profit or loss as part of the profit or loss on disposal.

E.	Cash and cash equivalents

Cash and cash equivalents comprise cash that is available for immediate use, deposits as well as term deposits that are not restricted in use, for which the original maturity date does not exceed three months.

Cash and deposits which are restricted by the Group in respect of credit agreements, or which are restricted to the construction of projects only, are classified by the Group as restricted cash in the statement of financial position.

F.	Basis of consolidation

(1)	Business combinations

The Group implements the acquisition method to all business combinations. The acquisition date is the date when the acquirer obtains control of the acquired entity. Control exists when the Group is exposed, or holds rights, to variable returns from its involvement in the acquired entity, and when it is able to affect those returns through its power over the acquired. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes, on the acquisition date, the contingent liability which was accepted in a business combination, if there is a commitment in the present which is due to past events, and whose fair value is reliably measurable. The consideration transferred includes the fair value of the assets which were transferred to the previous owner of the acquired entity, liabilities which materialized for the acquiree towards the previous owner of the acquired entity, and equity interests which were issued by the Group. Additionally, goodwill is not updated due to the use of carryforward tax losses which existed on the date of the business combination.

The consideration transferred also includes the fair value of contingent consideration. After the acquisition date, the Group recognizes changes in the fair value of the contingent consideration which is financial liability a financial liability in the statement of income.

Acquisition-related costs which materialized for the buyer in respect of a business combination, such as agency fees, consulting fees, legal fees, valuations and other fees in respect of professional services or consulting services, except for those which are associated with the issuance of debt or equity instruments in connection with the business combination, are recognized as an expense in the period when the services are received.

(2)	Goodwill

The Group recognizes goodwill as of the acquisition date according to the fair value of the consideration which was transferred, after deducting the net amount which was attributed in the acquisition to the identifiable assets which were acquired, and to the liabilities which were accepted. Goodwill is initially recognized as an asset at cost, and is measured in subsequent periods at cost after deducting accumulated impairment losses.

For the purpose of testing for impairment, goodwill is allocated to each of the Group’s cash generating units which are expected to benefit from the business combination’s synergy. Cash-generating units to which goodwill was allocated are tested for impairment each year, or more frequently when indicators exist of possible impairment of that unit. When the recoverable amount of a cash-generating unit is lower than that unit’s carrying value, the impairment loss is first allocated to the amortization of the carrying value of any goodwill which is attributed to the cash generating unit. Subsequently, the balance of impairment loss, if any, is allocated to other assets of the cash generating unit, in proportion to their carrying value. Impairment loss of goodwill is not reversed in subsequent periods.

(3)	Subsidiaries entities

Subsidiary entities are entities which are controlled by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group.

(4)	Non-controlling interests

The share in net non-controlling interests of consolidated subsidiaries is presented separately under the Group’s equity. Non-controlling interests include the amount of those interests on the acquisition date, and the share of non-controlling interests in changes which occurred in the consolidated company’s equity after the acquisition date. Non-controlling interests have protective rights only. The results of transactions with non-controlling interests, which involve the realization of part of the Group’s investment in the consolidated company, when control thereof is retained, are carried to the shareholders’ equity of the parent company.

Profit or loss and any component of other comprehensive income are attributed to the owners of the Company and to non-controlling interests. Total profit or loss and the other comprehensive income are allocated to the owners of the Company and the non-controlling interests, even when the result is a negative balance of the non-controlling interests.

Transactions with non-controlling interests while retaining control are treated as capital transactions. Any difference between the consideration which was paid or received, and the change in non-controlling interests, is carried to the share of the Company’s owners directly in equity.

Additionally, in case of changes to the holding rate of the subsidiary, while retaining control, the Company re-attributes the cumulative amounts which were recognized under other comprehensive income between the Company’s owners and non-controlling interests.

Issuance of put option to non-controlling interests

Put options issued by the Group to non-controlling interests, which are settled in cash, is recognized as a liability at the present value of the exercise addition, against carrying to the goodwill which was created on the date of the business combination. Changes in the liability in respect of the put option to non-controlling interests are recognized in the statements of income according to the effective interest method; however, for changes in the subsequent measurement of the put option, the possibility is evaluated of capitalizing them as non-specific credit to balances of qualifying assets, in accordance with the International Accounting Standard (IAS) 23, “Borrowing Costs”.

The profit attributable to the Company’s owners in the statements of income include the share of non-controlling interests to whom the Company has issued a put option, in the results of the investee company, including in cases where the non-controlling interests have access to the returns arising from the interests in the investee company.

Dividends which are distributed to non-controlling interests in a subsidiary, hold a put option, is recorded as an expense in the statements of income, while investments made by non-controlling interests are recorded as income.

(5)	Transactions eliminated in the consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains from transactions with associates are eliminated against the investment according to the Group’s interests in those investments. Unrealized losses were canceled in the same manner which was used to cancel unrealized profits, so long as there was no evidence of impairment.

(6)	Acquisition of property company

Upon the acquisition of a property company, the Group exercises judgment in its evaluation of whether it constitutes the acquisition of a business or a property, for the purpose of determining the accounting treatment for the transaction. In its evaluation of whether a property company constitutes a business, the Group evaluates, inter alia, whether the existing process or processes in the property company, including the scope and nature of the management, security, cleaning and maintenance services. Transactions in which the acquired company is a business are treated as a business combination, as specified above. However, transactions in which the acquired company is not a business are treated as an treated as a group of assets and liabilities. In transactions of this kind, the acquisition cost, including transaction costs, is proportionately allocated to the identifiable assets and liabilities which were acquired, based on their proportional fair value as of the acquisition date. In the latter case, goodwill is not recognized, and deferred taxes are not recognized, in respect of temporary differences which exist as of the acquisition date. When the Company engages in a transaction to purchase an asset (a transaction which does not constitute a business combination), and the purchase consideration includes contingent consideration which depends on the occurrence of future events which are not under the Company’s control, a contingent consideration liability is initially recognized on the date when the asset is recognized.

G.	Investments in associates

An associate is an entity over which the Group has significant influence, which is not a subsidiary or a joint arrangement. Significant influence is the power to participate in decisions pertaining to the investee’s financial and operational policy, but does not constitute control, or joint control, of said policy. When evaluating the existence of significant influence, potential voting rights are taken into account which are exercisable or convertible immediately into the shares of the investee entity.

The results, assets and liabilities of associate companies and joint ventures are included in these financial statements according to the equity method.

According to the equity method, investments in associates and joint ventures are included in the consolidated statement of financial position according to cost adjusted for changes which occurred after the acquisition in the Group’s share in net assets, including capital reserves, after deducting impairment, if any, in the associate’s value.

H.	Classification of interest paid, dividends paid and interest and dividends received in the statement of cash flows

The Group classifies cash flows in respect of interest and dividends which it received, and cash flows in respect of interest paid, as cash flows which arose from, or were used in, operating activities. Cash flows in respect of income taxes are generally classified as cash flows used in operating activities, unless these are readily identifiable as cash flows used in investing or financing activities. Dividends that are paid by the Group are classified as cash flows from financing activities.

I.	Fixed assets

(1)	General

Fixed assets are tangible items which are held for the purpose of use in the production or provision of goods or services, which are expected to be used in more than one period.

Fixed asset items are presented in the statement of financial position at cost less accumulated depreciation, and less accumulated impairment loss. The cost include the asset’s purchase cost, and costs which are directly attributable to bringing the asset to the location and condition which are required for its operation in the manner intended by management. The cost of qualifying assets also includes borrowing costs to be capitalized, as stated in Note 2I(4). For details regarding the impairment testing of fixed assets, see Note 2M.

Fixed asset items include farms for the production of electricity from wind energy and photovoltaic systems, when those systems are not covered under IFRIC 12 and others.

(2)	Subsequent costs

The cost of replacing part of a fixed asset item and other subsequent costs are capitalized if it is probable that the future economic benefits associated with them will flow to the Group and their cost can be measured reliably. The carrying value of a replaced part of the fixed asset item is derecognized. Current maintenance costs are carried to profit or loss as incurred.

(3)	Depreciation of fixed assets

Components of a depreciable fixed asset item with a significant cost compared to the total cost of the item are depreciated separately. Depreciation is performed systematically, on a straight-line basis, over the expected useful lifetime of the item’s components, from the date when the asset was ready for its intended use, while taking into account its expected residual value at the end of its useful lifetime.

The useful lifetimes, depreciation rates and depreciation methods used in calculating depreciation are as follows:

	Useful lifetime	Depreciation rates	Depreciation method
Wind farms	25-30 years	4%-3.3%	Straight line
Photovoltaic systems	30 years	3.33%	Straight line
Automatic cleaning systems	20 years	5%	Straight line
Others	3-14 years	33%-7%	Straight line

The asset’s depreciation method, useful lifetime and residual value are reviewed by Company management at the end of each fiscal year. Changes are treated as prospective changes in estimate.

Profit or loss which has arisen due to the sale or expense from the use of a fixed asset item is determined according to the difference between the proceeds from its sale and its carrying value on the date of sale or removal from use, and carried to the statement of income.

(4)	Borrowing costs

A qualifying asset is an asset regarding which a significant period of time is necessary in order to prepare it for its intended use, or for its sale.

(A)
Borrowing costs which are directly attributable to the purchase or construction of facilities for the production of electricity, where preparing them for their intended use requires a significant period of time, are capitalized to the cost of those assets until the date when those assets are ready for their intended use.

(B)
The Company determines the amount of borrowing costs which are not directly attributable, and which are capitalizable, by attributing a capitalization rate for expenses in respect of qualifying assets. This capitalization rate is the weighted average of borrowing costs which are appropriate for the Company’s credit during that period, which is not directly attributable to the project. The Company capitalizes borrowing costs which are not directly attributable, in an amount which does not exceed the total sum of borrowing costs which arose for it during that period. Exchange differences in respect of loans denominated in a currency other than the functional currency are capitalized to the cost of those assets, to the extent where they are considered an adjustment of interest costs. All other borrowing costs are recognized in the statement of income on the date of their creation.

(5)	Liability in respect of the costs of dismantling and removal the facility and restoring the site where the facility is located

The cost of a fixed asset item includes, inter alia, the costs of dismantling and removal of the item and the restoration of the site on which it is located, which give rise to a liability for the entity upon acquisition of the item or as a result of the use of the item over a specific duration, other than for the creation of inventory in such period. After the initial recognition date:

Changes in the foregoing liability until the end of the item’s depreciation period are added to or subtracted from the asset in the current period. Changes in the aforesaid liability due to the passage of time are recognized in profit or loss as finance expenses as incurred.

J.	Deferred costs in respect of projects

Deferred costs in respect of projects are costs which were accrued for the development of projects, and for which it is probable that economic benefits will derive to the Company in the future and the costs can be measured reliably. In assessing whether such expenditures can be capitalized, the Company evaluates, among other factors, the likelihood in succeeding to develop a project (i.e. taking into account both physical and regulatory aspects), the progress phase in the development, the Company's experience in the geographic area and with the related regulator, whether there are other obstacles or competitors that might effect the probability to successfully develop etc. The Company assess such likelihood of success in each individual case, If it is probable that the relevant project will be materialized. these costs are capitalized and presented under the item for “deferred costs in respect of projects” in the statement of financial position. If during the process it is no longer probable that the project can be materialized, any related amounts that were previously capitalized are written off (i.e. expensed). Once all the approvals obtained and the project is ready to be constructed on, the related development costs that have been deferred are classified to Fixed assets.

K.	Service concession arrangements

The Company received from the state, through the Public Utilities Authority - Electricity (hereinafter: the “Electricity Authority”), licenses (concessions) for the construction of facilities for the production of electricity using photovoltaic technology, or through wind energy, for the purpose of providing services involving the production of electricity from renewable energy sources, and also engaged in agreements with Israel Electric Corporation (hereinafter: the “IEC”) to purchase the electricity which is produced in those facilities (hereinafter: the “Purchase Agreement”), in BOO (Build, Operate, Own) agreements.

Service concession arrangements are arrangements in which the state (the “Concession Granter” / “Granting Entity”) engaged in a contract with an entity from the private sector (the operator) in which that entity undertakes to plan, build and finance assets which constitute public service infrastructure, and in exchange for the construction of the properties, the operator receives from the state a concession to operate the assets for a certain period, and to provide related services which are associated with the assets. Regarding photovoltaic technology systems in Israel (except for small systems), the state controls and regulates the licensing arrangements in the manner specified below:

•
The granting entity controls the services which the operator is required to provide to it through the infrastructure - the Electricity Authority controls and regulates the services which the operator is required to provide, and has the general, and broadest authority, to regulate the operator’s activity. The operator is entitled to receive a license only after it has fulfilled detailed regulatory and statutory preconditions, and when the operator has a license, it has the contractual obligation to produce and sell electricity through the PV facilities, and to operate and maintain their proper operation and connection to the national power grid throughout the entire license period. The operator is required to operate exclusively in accordance with the license terms, and is not entitled to withdraw from the power purchase agreement, or to cancel the license, without the Electricity Authority’s approval. Additionally, any change in license terms requires approval from the Minister of National Infrastructures, Energy and Water (hereinafter: the “Minister”) and/or the Electricity Authority, and in case of a breach, the operator could be exposed to various sanctions prescribed in law and in the license (including revocation or suspension of the license, and including forfeiture of the guarantee by virtue of the license).

•
The granting entity determines the entity to whom the operator is required to provide the electricity production services - in principle, the license holder will be entitled to sell electricity to consumers according to a price between a willing seller and a willing buyer, subject to the provisions of the law and the provision license. However, essentially, in accordance with the factual situation as of the publication date of the report, and as of the date of evaluation of the application of IFRIC 12 to the facilities, the sale of electricity to entities other than the electric corporation in Israel is not yet possible. The regulatory arrangement applies to the sale of electricity to private consumers, according to which, in medium and large facilities, insofar as the producer wishes to sell electricity to third parties, in any framework other than the purchase agreement, but rather to third parties, a specific provision license from the Electricity Authority is required; however, the wording of licenses of this kind has not yet been published by the Electricity Authority for photovoltaic facilities, and essentially, there are no rules regulating how sale to third parties should take place.

•
The granting entity dictates the price at which the services will be purchased - the Electricity Authority determines the tariff that will be paid for the electricity produced in the photovoltaic facilities on the date of tariff approval, and thereby controls it, and requires the operator to sign the purchase agreement as a condition for the receipt of the permanent production license.

Additionally, in respect of solar facilities for the production of electricity using photovoltaic technology which commenced operation until December 31, 2016, the Company made specific economic calculations for each of the facilities which it owns, and reached the conclusion that the residual value from additional continued operation, beyond 20 years, is negligible relative to the facility’s total value.

In accordance with the above, the appropriate treatment of photovoltaic facilities for the production of electricity in Israel (except for small systems) which commenced operation until December 31, 2016 is in accordance with IFRIC 12, and the Company is adopting the financial asset model, as defined in that interpretation (See also Note 8 regarding the change in the Halutziot facility).

The treatment in the Company’s books in respect of the foregoing facilities is as follows -

The total consideration which is expected to be received throughout the license period is allocated to the construction services and to the operating services based on the proportional fair value figures of those services.

•	The value of the construction services is determined according to the construction costs, plus the standard construction margin, according to the Company’s estimate.

•	The value of the operating services is determined according to the operating costs, plus the standard margin, according to the Company’s estimate.

Interest income is recognized throughout the license period according to the effective interest method, based on the rate of return which reflects the relevant risks during the construction and operation period of the project. This income is recognized in the statement of cash flows under operating activities, as activities not associated with cash flows.

Proceeds attributable to the repayment of the asset are classified in the statement of cash flows Activity under operating activities, as activity in respect of concession arrangements - repayment of contract asset.

The consideration in respect of the construction services, which is initially measured at fair value by determining the rate of return, as stated above, is recognized throughout the construction period according to the completion rate. For details regarding the timing of recognition of revenue from the provision of services, see section Q(2) below.

The consideration which is recognized on the date of revenue recognition, as stated above, is treated as a contract asset covered under IFRS 15 (see section Q(2) below) throughout the entire period of the concession arrangement, and is not reclassified in the commercial operation stage to a financial asset (receivables) covered under IFRS 9, since the contractual right to receive payment for the services in accordance with the arrangement arises as the facilities commence operation and producing electricity in practice, and does not only depend on the passage of time.

For details regarding estimates and approximations in the application of the accounting policy, see Note 4 below.

For details regarding the impairment of financial assets, see section N(5) below.

L.	Intangible assets

Intangible assets are identifiable non-monetary assets which have no physical substance. Intangible assets with an indefinite useful lifetime are not amortized, and are tested for impairment once per year, or whenever there are possible indicators of impairment, in accordance with the provisions of IAS 36. The estimated useful lifetime of intangible assets with an indefinite useful lifetime is evaluated at the end of each reporting year. Changes in the estimated useful lifetime of an intangible asset, from indefinite to definite, are treated prospectively.

Intangible assets with definite useful lifetimes are amortized in a straight line throughout their estimated useful lifetime, subject to an impairment test. Changes in the estimated useful lifetime of an intangible asset with a definite lifetime are treated prospectively.

The Company has agreements for the provision of electricity and concession agreements which are presented at cost, after deducting amortization (except as stated in section K), and are amortized according to the useful lifetime which was determined for the facility to which they are attributed.

Goodwill

Goodwill which was created due to the acquisition of subsidiaries is presented under intangible assets. For details regarding the measurement of goodwill upon initial recognition, see section E(2) above.

In subsequent periods, goodwill is measured at cost after deducting accumulated impairment losses.

Amortization

Amortization is the systematic allocation of an intangible asset’s amortizable amount over its useful lifetime. The amortizable amount is the cost of the asset. Amortization is carried to the statement of income using the straight line method, over the estimated useful lifetime of the intangible assets, beginning from the date when the assets are available for use, since that method best reflects the forecasted consumption pattern of the future economic benefits inherent in each asset. Goodwill and intangible asset with an indefinite useful lifetime is not systematically amortized, but rather is tested for impairment at least once per year.

Estimates in respect of the amortization method and useful lifetime are re-evaluated at least at the end of each year, and are adjusted when required. The Group evaluates the useful lifetime of intangible assets which are not amortized at least once per year, in order to determine whether the events and circumstances continue to support the determination that the intangible asset has an indefinite lifetime.

The Company amortizes intangible assets according to the useful lifetime which was determined for the facility to which they are attributed.

M.	Impairment of tangible and intangible assets

At the end of each reporting period, the Group evaluates the carrying value of its tangible and intangible assets, in order to determine whether any indicators of impairment exist in respect of those assets. In case indicators of this kind exist, the recoverable amount of the asset is estimated in order to determine the amount of impairment loss which was created, if any. When it is not possible to measure the recoverable amount of an individual asset, the Group estimates the recoverable amount of the revenue-generating unit to which the asset belongs.

Intangible assets with indefinite useful lifetimes, and intangible assets which are not yet available for use, are tested for impairment once per year, or more frequently, in case of indicators of the asset’s impairment.

The recoverable amount is the higher of either the asset’s fair value after deducting costs of disposal, or its value in use. When estimating value in use, the future estimated cash flows are discounted to their present values using the pre-tax discount rate which reflects current market estimates regarding the time value of money, and the asset’s specific risks, for which the estimated future cash flows were not adjusted. When the recoverable amount of an asset (or of a cash-generating unit) is estimated as less than its carrying value, the carrying value of the asset (or of the cash-generating unit) is amortized to its recoverable amount. Impairment loss is immediately recognized as an expense in the statement of income.

N.	Financial assets

(1)	General

Financial assets are recognized in the statement of financial position when the Group becomes a party to the instrument’s contractual terms.

Investments in financial assets are initially recognized at fair value plus transaction costs, except for financial assets which are classified at fair value through profit and loss, which are initially recognized at fair value. Transaction costs in respect of financial assets at fair value through profit or loss are charged immediately as an expense to profit or loss.

After initial recognition, financial assets are measured at amortized cost or at fair value, depending on their classification.

(2)	Derecognition of financial assets

Financial assets are derecognized when the Group’s contractual rights to the cash flows which are due to the financial asset expire, or when the Group transfers the rights to receive the cash flows which are due to the financial asset in a transaction wherein all risks and benefits from the ownership of the financial asset have been effectively transferred.

If the Group essentially remains with all of the risks and benefits due to the ownership of the financial asset, the Group continues recognizing the financial asset.

(3)	Classification of financial assets

Debt instruments are measured at amortized cost upon the fulfillment of the following two conditions:

•	The Group’s business model is to hold the assets with the aim of collecting contractual cash flows, and
•	The contractual terms of the asset establish precise dates when the contractual cash flows will be received which constitute principal and interest payments only.

All other financial assets are measured at fair value through profit and loss.

(4)	Financial assets measured at amortized cost and the effective interest method

The amortized cost of a financial asset is the amount at which the financial asset is measured upon initial recognition, after deducting principal payments, plus or less accumulated amortization, using the effective interest method, of any difference between the initial amount and the repayment amount, adjusted for any provision for credit loss.

Trade receivables, restricted cash, contract assets in respect of concession arrangements and other receivables with fixed payments, are measured at amortized cost using the effective interest method, after deducting impairment, if any. Interest income is recognized using the effective interest method, except in respect of short term receivables, when the interest amounts to be recognized are immaterial.

(5)	Impairment of financial assets

In respect of trade receivables, the Group adopts the lenient approach to the measurement of a provision for impairment, according to the probability of insolvency throughout the instrument’s entire lifetime. The expected credit loss in respect of these financial assets is estimated using a matrix of provisions which is based on the Company’s past experience regarding credit losses, and adjusted for factors which are specific to the borrower, general economic conditions, and an assessment both of the current trend of conditions, and of the projected trend of conditions, as of the reporting date, including the time value of money, as required.

For contract assets in respect of concession arrangements, the Group recognizes a provision for impairment according to the expected credit losses throughout the instrument’s entire lifetime, when there has been a significant increase in the credit risk since their date of initial recognition. If, however, the asset’s credit risk has not significantly increased since the date of its initial recognition, the Group measures the provision for impairment according to the probability of insolvency in the coming 12 months. The evaluation regarding whether to recognize a provision for impairment according to the expected credit losses throughout the instrument’s entire lifetime is based on the risk of default after the initial recognition date, and not only when objective evidence of impairment exists on the Reporting Date, or when a default has actually occurred.

The expected credit losses throughout the instrument’s entire lifetime are the projected credit losses due to all possible default events during the financial instrument’s expected lifetime.

However, expected credit losses during the 12 month period are the part of the expected credit losses throughout the instrument’s entire lifetime which represents the expected credit losses due to default events in a financial instrument, which are possible within 12 months after the reporting date.

O.	Financial liabilities and equity instruments which were issued by the Group

(1)	Classification as a financial liability or as an equity instrument

Liabilities and equity instruments which were issued by the Group are classified as financial liabilities or as equity instruments in accordance with the nature of the contractual arrangements, and the definition of a financial liability and equity instrument.

(2)	Equity instruments

An equity instrument is any contract indicating residual interests in the Group’s assets, following the amortization of all of its liabilities. Equity instruments which were issued by the Group are recorded according to their issuance consideration, after deducting expenses which are directly attributable to the issuance of those instruments.

Buybacks of the Group’s equity instruments are recognized and amortized directly in equity. Any profit or loss from the purchase, sale, issuance or cancellation of the Group’s equity instruments is not recognized.

(3)	Financial liabilities

Financial liabilities are presented and measured according to the following classification:

•	Financial liabilities at fair value through profit or loss (derivatives not designated in hedge accounting relationship).
•	Financial liabilities at amortized cost.

Financial liabilities at amortized cost:

The Group has loans from banks and others which were initially recognized at fair value less transaction costs. After the initial recognition date, these loans are measured at amortized cost using the effective interest method.

The effective interest method is a method for calculating the amortized cost of a financial liability, and for allocating the interest expenses throughout the relevant credit period. The effective interest rate is the rate which accurately discounts the forecasted future cash flows over the financial liability’s expected lifetime to its carrying value, or, when appropriate, over a shorter period.

(4)	Derecognition of financial liabilities

Financial liabilities are derecognized when the Group’s contractual obligation expires, or when it has been settled or canceled.

(5)	Substantial modification in terms of debt instruments

An exchange of debt instruments having substantially different terms, is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Furthermore, a substantial modification of the terms of an existing financial liability, or an exchange of debt instruments having substantially different terms between an existing borrower and lender, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value.

In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.

In addition to the aforementioned quantitative test, the Group evaluates, inter alia, whether changes have also occurred in various economic parameters inherent in the exchanged debt instruments. Therefore, in general, an exchange of index-linked debt instruments with non-index-linked debt instruments is considered as an exchange with significantly different terms, even if it does not fulfill the quantitative test which was conducted, as stated above.

Upon an exchange of debt instruments with equity instruments, equity instruments which are issued upon the extinguishment and derecognition of the liability, in whole or in part, are considered as part of the “consideration which was paid” for the purpose of calculating the profit or loss from the derecognition of the financial liability.

The equity instruments are initially measured at fair value, unless it is not possible to reliably measure their value - in the latter case, the issued instruments are measured according to the fair value of the derecognized liability. Any difference between the amortized cost of the financial liability and the initial measurement of the equity instruments is recognized in the statement of income under the item for finance income or expenses.

(6)	Non-substantial modification in terms of debt instruments

In a non-substantial modification in terms (or exchange) of debt instruments, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss.

(7)	Debentures convertible into Company shares

Debentures which are convertible to a fixed number of Company shares, where the principal and/or interest payments for them are not linked to a currency other than the Company’s functional currency, or to the consumer price index, constitute compound financial instruments. On the issuance date of the debentures, the components of the convertible debentures are separated, whereby the liability component is presented under long term liabilities (after deducting current maturities), and the equity component is presented under equity. The fair value of the liability component is determined according to the standard market interest rate for financial instruments with similar characteristics, which do not include a conversion option. The balance of consideration in respect of the convertible debentures is attributed to the conversion option implicit therein, and is presented in equity, under the item for “proceeds on account of convertible options”. This component is recognized and included under equity after deducting the income tax impact, and is not remeasured in subsequent periods. The issuance costs are allocated on a proportionate basis to the components of the hybrid financial instrument, in accordance with the allocation of the consideration.

(8)	Options to purchase Company shares

Proceeds from the issuance of options to acquire Company shares, which give their holder the right to acquire a fixed number of ordinary shares in consideration for a fixed amount of cash, are presented in equity under the item for “proceeds on account of convertible options”. This component is recognized and included under equity, and is not remeasured in subsequent periods.

(9)	Capital notes

Consolidated companies have interest bearing capital notes which are repayable upon the liquidation of the companies, after the settlement of all of their liabilities. Notwithstanding the foregoing, the companies are entitled, in their exclusive discretion, and subject to the terms of the financing agreements, to perform full or partial repayment of the capital notes and of the interest which has accrued in respect thereof.

Due to the fact that, according to the terms of the capital notes, the companies do not have a contractual obligation to deliver cash / other financial assets to the other party, the entire contract does not meet the definition of a financial liability, and is therefore classified as an equity instrument. In light of the foregoing, the Group does not recognize interest expenses in respect of the share of non-controlling interests in the capital notes, in the statement of income. On the date when the consolidated company performs a full or partial repayment of the capital notes, the Group recognizes the payment which is attributed to the interest that has accrued in respect of the capital notes, by amortizing the balance of non-controlling interests.

Consolidated companies have interest bearing capital notes which were received from non-controlling interests (hereinafter: the “Lenders”), which are repayable, in full or in part, at any time, subject to the terms of the lenders’ financing agreements. Due to the fact that, according to the terms of the capital notes, the consolidated companies do not have discretion regarding the repayment dates of the capital notes, the contract is defined as a financial liability.

(10)	Other financial liabilities

The Company has debentures and loans from banks which were initially recognized at fair value less transaction costs. Following the date of initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The effective interest method is a method for calculating the amortized cost of a financial liability, and for allocating the interest expenses throughout the relevant credit period. The effective interest rate is the rate which accurately discounts the forecasted future cash flows over the financial liability’s expected lifetime to its carrying value, or, when appropriate, over a shorter period.

(11)	Deferred borrowing costs

Costs which the Company pays in respect of the receipt of credit from banks and other financial institutions, whereby, as of the balance sheet date, borrowing costs which have not been used in practice (all or part) are carried to the asset “deferred borrowing costs”. Upon the receipt of credit in practice, the proportional part of the costs is carried to the loan, and is taken into account in the effective interest rate.

(12)	Financial liabilities and contract assets in respect of concession arrangements which are linked to the consumer price index

The Group has financial liabilities and contract assets in respect of concession arrangements which are linked to the CPI and measured at amortized cost. For these liabilities, the Group determines the effective interest rate as the real rate plus linkage differentials, according to the actual changes in the CPI until the end of the reporting period.

(13)	Share capital

Ordinary shares
Ordinary shares are classified as equity. Incremental costs which are directly attributable to an issuance of ordinary shares and share options, net of the tax, are recognized as a deduction from equity.Incremental costs which are directly attributed to an expected issuance of an instrument which will be classified as an equity instrument are recognized in deferred expenses in the statement of financial position. The costs are deducted from equity upon the initial recognition of equity instruments, or are amortized as finance expenses in the statement of income when the issuance is no longer expected to take place.

P.	Issuance of parcel of securities

The consideration which is received from the issuance of a parcel of securities is attributed to the various components of the parcel. The consideration received from the issuance of a parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is the value of the equity component . Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above.

Q.	Derivative financial instruments and hedge accounting

(1)	General

The Group holds derivative financial instruments for the purpose of hedging against foreign currency risks, interest rate risks, and electricity price change risk, as well as derivatives which are not used for hedging purposes. For additional details the derivatives which the Group uses, see Note 25.

Derivative financial instruments are initially recognized on the date of the engagement and at the end of each subsequent reporting period, according to their fair value. Changes in the fair value of derivative financial instruments are generally carried to the statement of income. The timing of recognition in the statement of income of changes in the fair value of derivative financial instruments, which were designated for hedging purposes, when the hedge is effective, and fulfills all of the conditions for the determination of a hedge relationship, depends on the nature and characteristics of the hedge.

The classification of derivative financial instruments which are used for hedging in the statement of financial position is determined according to the contractual time period of the derivative financial instrument. If the derivative’s contractual remaining time period exceeds 12 months, the derivative is presented in the statement of financial position as a non-current item, and if the remaining time period does not exceed 12 months, the derivative is classified as a current item.

(2)	Hedge accounting

The Group designates certain derivatives as hedging instruments, in order to hedge against changes in cash flows which are due to highly probable transactions, and which are due to changes in exchange rates, changes in electricity prices and changes in cash flows and interest in respect of variable interest loans.

At the inception of the hedging relationship the Group documents its risk management objective and its hedging strategy. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

(3)	Measurement of derivative financial instruments

Derivatives are recognized initially at fair value. Attributable transaction costs are recognized in profit or loss as incurred. After initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below:

(A)	Cash flow hedge

When a derivative instrument is designated as a cash flow hedge, the effective portion of the changes in fair value of the derivative is recognized in other comprehensive income, directly to a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in the fair value of the hedged item (based on present value), ), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in profit or loss.

The Group designates only the change in fair value of the spot element of the forward exchange contract (‘spot element’) as the hedging instrument in cash flow hedging relationships. The change in fair value of the future price element of forward exchange contracts (‘forward element’) is not included as part of the hedging relationships and is accounted for as a cost of hedging, with the change being recognized as a cost of hedging reserve.

When the result of the expected transaction is the recognition of a non-financial item, the amounts which accrued in the hedging reserve are included in the initial cost of the non-financial item, on the realization date of the hedge transaction.

If the hedge no longer qualifies as an accounting hedge, or the hedging instrument is sold, expires, is terminated or exercised, hedge accounting is discontinued on a prospective basis. When hedge accounting is discontinued, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve remain in the reserve, until such time as they are included in the initial cost of the non-financial item (for hedged transactions whose result is a non-financial item), or until such time as they are reclassified to profit or loss in the period, or periods, in which the hedged forecasted future cash flows affect profit or loss (for other cash flows hedges).

(B)	Economic hedge

Hedge accounting is not applied to derivative instruments which are used for economic hedging of financial assets and liabilities denominated in foreign currency. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

R.	Revenue recognition

Revenue from contracts with customers is recognized in the statement of income when (or insofar as) the control of the asset is transferred to the customer.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:
(a)	The parties to the contract have approved the contract and they are committed to satisfying the obligations attributable to them;
(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred;
(c)	The Group can identify the payment terms for the goods or services that will be transferred;
(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and
(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

Identifying performance obligations

On the contract’s inception date the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)	Goods or services (or a bundle of goods or services) that are distinct; or
(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract. The Group's revenues from services are recognized over time in the reporting period in which the services are provided, since the customer simultaneously receives and consumes the benefits provided by the Group’s performance when the Group provides such services.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties. The Group takes into account the effects of all the following elements when determining the transaction price: variable consideration, the existence of a significant financing component, non-cash consideration, and consideration payable to the customer.

The payments from the customers for all of the Group's revenues are received on a regular basis, concurrently with the provision of the electricity or services, and therefore the contract does not contain a significant financing component.

Presented below are the specific criteria regarding revenue recognition, which must be fulfilled in order to recognize revenue:

(1)	Revenues from the sale of electricity

Revenues from the sale of electricity are carried to the income statement when the performance obligation to transfer the electricity is satisfied upon the actual delivery of electricity to the customer. The Group’s revenue from its business activities mostly arise from its Power Purchase Agreements (PPA) to provide electricity to local electricity authorities in its operating countries. The agreements are for a predetermined period and at a fixed tariff. The remaining produced electricity which is sold out of these agreements are sold at market conditions.

(2)	Revenues from operation of facilities (service concession arrangements)

Revenues from operation of facilities in concession arrangements are recognized in the period when the Group provides the services throughout the service period. The agreements are for a predetermined period and at a fixed tariff. When the Group provides more than one type of services as part of a concession arrangement, the received consideration is allocated proportionally, according to the fair value of the provided services, if these amounts can be identified separately.

(3)	Distinction between “contract assets” and “receivables”

When the Group provides construction services to a customer before the date of payment from a customer in accordance with the agreement, the Company presents the receivable consideration as a “contract asset”, except for any amounts which are presented under “receivables”. “Contract assets” represent the Group’s right to consideration in respect of services which it has performed for the customer. “Receivables” represent the Group’s right to non-contingent consideration. The right to consideration is not conditional if only the passage of time is required before the repayment date of that consideration. The Group presents, in the consolidated statement of financial position, “contract assets” in respect of contracts with customers separately from receivables. Contract assets are presented under the item for “contract assets in respect of service concession arrangements” (for additional details, see Note 2K above), while receivables are presented under the item for “trade receivables”.

(4)	Revenues from construction services

In the field of EPC contracting, the Company is engaged in a long-term agreement of providing construction services for a fixed price. Revenues attributed to the construction services are recognized when the performance obligation is satisfied which is based on the completion rate of the work which was performed. The completion rate is determined based on the estimate of total costs required to fulfill the performance obligation. Revenues from the provision of construction services, are recognized in the period when the Group provides the services. The Group recognizes, in the consolidated statement of income, revenues and costs from construction services to an entity held as an associate, and therefore, the total income and costs in these consolidated reports represents the partners’ share in the aforementioned associate entity.

(5)	Revenues from management or development fees

The company, through a subsidiary, is engaged in a long-term agreements of providing development and operational management services to projects under development and operational projects owned by externals for a fixed price. Revenues are recognized on a straight line basis when the performance obligation to provide the service is satisfied throughout the service period.

S.	Share-based payment transactions

Share-based payments to employees and others who provide similar services, settled with the Group’s equity instruments which are measured at fair value on the grant date. The Group measures, on the grant date, the fair value of the granted equity instruments, using the binomial model (for details regarding the method used to measure the fair value of share-based payments, see Note 18). When the granted equity instruments do not vest until those employees complete a defined period of service, fulfill performance conditions, or upon the fulfillment of a certain defined market condition, the Group recognizes the share-based payment arrangements in the financial statements over the vesting period against an increase in capital, under the item for “capital reserve in respect of share-based payment transactions”. At the end of each reporting period, the Group estimates the number of equity instruments which are expected to vest. Changes in estimates relative to previous periods are recognized in profit and loss throughout the remaining vesting period.

In transactions when the subsidiary grants to its employees' rights in the parent company’s equity instruments, the Group treats the grant as an equity-settled share‑based payment transaction.

T.	Income taxes

(1)	General

Expenses (income) from income taxes include the total current taxes, prior year taxes, and the total change in deferred tax balances, except for deferred taxes due to transactions carried directly to equity. In the calculation of tax expenses, the Company is required to use discretion when determining the tax liability, and its timing. Differences, if any, between the Company’s estimate regarding the tax provision and the actual tax results are carried as prior year tax expenses (income) in the period when the final tax liability is determined.

(2)	Current taxes

Current tax expenses are calculated based on the taxable income of the Company and of consolidated companies during the reporting period. Taxable income is different from profit before income taxes due to the inclusion or non-inclusion of income and expense items which are taxable or deductible in different reporting periods, or which are non-taxable or non-deductible. Assets and liabilities in respect of current taxes were calculated based on the tax rates and tax laws which were enacted, or substantially enacted, until the date of the statement of financial position.

Current tax assets and liabilities are presented after offsetting when the entity has a legally enforceable right to offset the amounts which were recognized, and the intention to settle the asset on a net basis, and to settle the liability simultaneously.

(3)	Deferred taxes

The Group’s consolidated entities create deferred taxes in respect of temporary differences between the values for tax purposes of assets and liabilities, and their values in the financial statements. Deferred tax balances (asset or liability) are calculated according to the tax rates which are expected to apply at the time of their realization, based on the tax rates and tax laws which were enacted, or substantially enacted, until the date of the statement of financial position. Deferred tax liabilities are generally recognized in respect of all of the temporary differences between the values for tax purposes of assets and liabilities, and their values in the financial statements. Deferred tax assets are recognized in respect of all of the deductible temporary differences, up to the amount in which taxable income is expected to arise against which it will be possible to use the deductible temporary difference.

The Group does not create deferred taxes in respect of temporary differences due to the initial recognition of an asset or liability in a transaction which is not a business combination, when, on the transaction date, the initial recognition of the asset or liability does not affect the accounting gains or taxable income (loss for tax purposes).

The calculation of deferred taxes does not include taking into account the taxes which would have applied in case of the realization of the investments in investee companies, since the Group intends to hold and develop the investments. Additionally, deferred taxes are not taken into account in respect of profit distributions from Israeli companies, due to the fact that dividends from Israeli companies are not taxable, while on the other hand, in respect of profit from foreign companies, the Company created deferred taxes in respect of distributable accumulated profits, if any, in accordance with the Company’s expectation that these profits will be distributed in the foreseeable future.

Deferred tax assets and liabilities are presented after offsetting if the entity has a legally enforceable right to offset current tax assets against current tax liabilities, and if they pertain to income taxes which are levied by the same tax authority, and the Group intends to settle the deferred tax assets and liabilities on a net basis.

(4)	Uncertain tax positions

A provision in respect of uncertain tax positions, including additional tax expenses and interest, is recognized when it is more likely than not that the Group will require economic resources to settle the liability.

U.	Finance income and expenses

Finance income includes interest income in respect of amounts which were invested, dividend income, profit from fair value changes of financial assets presented at fair value through profit and loss, gain on exchange differences, profit from hedging instruments which are recognized under profit and loss, and reclassification of net profit and loss which was previously recognized under other comprehensive income in respect of cash flow hedges of currency risk and interest rate risk on loans.

Dividend income is recognized on the date when the Group obtains the right to receive payment. If the dividend was received in respect of marketable shares, the Group recognizes the dividend income on the ex-date.

Changes in the fair value of financial assets measured at fair value through profit or loss also include dividend and interest income.

Finance expenses include interest expenses in respect of loans which were received, changes due to the value of time in respect of provisions and in respect of deferred consideration, changes in the fair value of contingent consideration in a business combination, fair value changes of financial assets presented at fair value through profit and loss, impairment losses of financial assets (except for losses due to impairment of trade receivables, receivables and contract assets, which are presented under a separate item), and losses from hedging instruments which are recognized under profit and loss.

Borrowing costs which are not capitalized to qualifying assets are carried to the statement of income according to the effective interest method.

Profit and loss from exchange differences in respect of financial assets and liabilities are reported net as finance income or finance expenses, depending on the fluctuations in the exchange rate, and depending on their position (profit or loss, net).

Interest income and expenses are recognized using the effective interest method. In general, interest income and expenses are calculated by applying the effective interest rate to the gross carrying value of the financial asset, or to the amortized cost of the financial liability, as applicable.

V.	Employee benefits

(1)	Post-employment benefits

Post-employment benefits include severance pay. The Company’s employees have signed section 14 of the Severance Pay Law, 5723-1963, which prescribes that its routine contributions to pension funds and/or policies in insurance companies release it from any additional liability towards the employees, for which the foregoing amounts have been contributed, and therefore, those benefits classified as a defined contribution plan. Expenses in respect of the Group’s undertaking to contribute funds as part of a defined contribution plan are carried to the statement of income on the date of provision of the work services, for which the Company is obligated to make the contribution. The difference between amount of the payable contribution and the total sum of paid contributions is presented as a liability.

(2)	Short term employee benefits

Short term employee benefits are benefits which are payable during a period no longer than 12 months after the end of the period in which the service signifying eligibility to the benefit was given.

Short term employee benefits in the Group include the Group’s liabilities in respect of short term salary, holiday and convalescence pay. These benefits are carried to the statement of income on the date of their materialization. The benefits are measured on a non-discounted basis which the Company is expected to pay. The difference between the amount of short term benefits to which the employee is entitled, and the amount which was paid with respect thereto, is recognized as a liability.

(3)	Other long term employee benefits

The Group’s net liability in respect of long term employee benefits, which are not attributed to post-employment benefit plans, is in the amount of the future benefit owed to the employees in respect of services which were provided in the current period and in previous periods. The Company distributed the total benefits in accordance with the service period to which the employees are committed.

W.	Earnings per share

The Company calculates basic earnings per share in respect of profit or loss attributable to ordinary shareholders of the Company by dividing the profit or loss attributable to ordinary shareholders of the Company, by the weighted average number of ordinary shares which were outstanding during the reporting period. For the purpose of calculating diluted earnings per share, the Company adjusts the profit or loss, attributable to holders of ordinary shares, and the weighted average number of outstanding shares, in respect of the effects of all of the potentially dilutive shares.

X.	Exchange rates and linkage base

(1)
Balances denominated in or linked to foreign currency are included in the financial statements according to the representative exchange rates which were published by Bank of Israel, and which applied as of the end of the reporting period.

(2)	Balances linked to the Israeli consumer price index are presented according to the last known index on the balance sheet data (hereinafter: the “Known Index”).

(3)	Presented below are data regarding the EUR, HRK, HUF and NIS exchange rates, and regarding the CPI:

	Representative exchange rate				CPI(*)
	EUR	NIS	HUF	HRK	Known index
	(USD to 1)				In points
Date of the financial statements:
As of December 31, 2022	1.066	0.284	0.0027	0.142	110.1
As of December 31, 2021	1.132	0.322	0.0031	0.150	104.5

	%	%	%	%	%
Rates of change:
For the year ended:
As of December 31, 2022	(5.8)	(11.8)	(12.9)	(5.3)	5.4
As of December 31, 2021	(7.7)	3.5	(8.8)	(0.8)	2.4

(*)       Base: 2012 average = 100.

Y.	Provisions

The Company recognizes provisions in the financial statements when the Company has a present (legal or constructive) obligation due to past events, when it is more likely than not that outflows of resources representing economic benefits will be required in order to settle it, and when its amount can be reliably estimated. The amount which was recognized as a provision is the best estimate of the expense which is required to settle the liability in the present at the end of the reporting period. When the impact of the value of time is significant, the provisions are determined by discounting future the cash flows by the interest rate before tax which reflects the current market estimates regarding the time value of money and the specific risks of the liability, without taking into account the Company’s credit risk. The carrying value of the provision is adjusted in each period in order to reflect the passage of time. The adjustment amount is recognized as an expense a finance expense.

Z.	Leases

Determining whether an arrangement contains a lease
On the date of the engagement in the lease, the Group determines whether the arrangement constitutes a lease or contains a lease, while evaluating whether the arrangement transfers the right to use an identifiable asset, for a certain time period, in consideration of payment. When assessing whether an arrangement transfers the right to control the use of an identifiable asset, the Group estimates whether, throughout the lease period, it has the following two rights:

(A)	The right to essentially obtain all of the economic benefits from the use of the identifiable asset; and
(B)	The right to direct the use of the identifiable asset.

In respect of lease contracts which include non-lease components, such as services or maintenance, which are associated with a lease component, the Group chose to account for the contract as a single lease component, without separating the components.

Lease assets and lease liabilities
Contracts which give the Group control over the use of a lease asset, for a certain period of time, in exchange for consideration, are treated as leases. Upon initial recognition, the Group recognizes a liability in the amount of the present value of future lease payments (these payments do not include certain variable lease payments), and in parallel, the Group recognizes a right-of-use asset in the amount of the lease liability, adjusted in respect of lease payments which were paid in advance or which accrued, plus direct costs which materialized in the lease. Since the interest rate implicit in the lease cannot be easily determined, the lessee’s incremental interest rate is used. After initial recognition, the asset is treated according to the cost model and is amortized throughout the lease period or the asset’s useful lifetime, whichever is earlier.

The Group chose to adopt the practical expedient which stipulates that short-term leases of up to one year and/or leases in which the underlying asset has a low value, are treated in a manner whereby the lease fees are carried to the statement of income on a straight-line basis, throughout the lease period, without recognition of an asset and/or liability in the statement of financial position.

Lease period
The lease period is defined as the period during which the lease is not cancelable, together with periods which are covered by an option to extend or cancel the lease, if it reasonably certain that the lessee will exercise, or not exercise, the option, respectively.

Variable lease payments
Variable lease payments which depend on an index or exchange rate are initially measured using the index or exchange rate as of the lease commencement date, and are included in the measurement of the lease liability. In case of changes to the cash flows of future lease fees which are due to changes in the index or exchange rate, the balance of the liability is updated against the right-of-use asset.

Other variable lease payments which are not included in the measurement of the liability are carried to the statement of income on the date when the conditions for these payments are fulfilled.

Amortization of right-of-use asset
After the lease commencement date, the right-of-use asset is measured according to the cost method, less accumulated depreciation, and less accrued impairment losses, and is adjusted in respect of remeasurements of the lease liability. Depreciation is calculated on a straight line basis throughout the contractual lease period:

•	Electricity production facilities	20-30 years
•	Offices	3-7 years

Options to extend and cancel the lease period
Upon the occurrence of a significant event or a significant change in circumstances, which is under the Group’s control and which affected the decision of whether it is reasonably certain that the Group will exercise an option, which was not previously included in the determination of the lease period, or will not exercise an option which was previously included in the determination of the lease period, the Group remeasures the lease liability according to the updated lease payments, using an updated discount rate, and carries the change in the liability’s carrying value against the right-of-use asset, or cries the change to the statement of income, if the carrying value of the right-of-use asset has been amortized in its entirety.

Lease amendments
The Group treats the amendment as a separate lease in cases where a lease amendment increases the scope of the lease by adding the right to use one or more base assets, and the consideration in respect of the lease increases in an amount which corresponds to the separate price in respect of the increase in scope, and any appropriate adjustments to that separate price, in order to reflect the change in the contract’s circumstances.

In other cases, on the commencement date of the lease amendment, the Group allocates the consideration in the updated contract between the contract components, determines the revised lease period, and measures the lease liability by discounting the updated lease payments using an updated discount rate.

For lease amendments which reduce the scope of the lease, the Group recognizes a decrease in the right-of-use asset’s carrying value, in order to reflect the partial or full cancellation of the lease, and recognizes under profit or loss the difference between the decrease in the right-of-use asset, and the remeasurement of the lease liability under profit and loss.

In respect of other lease amendments, the Group remeasures the lease liability against a right-of-use asset.